Summary of Operating Expenses (Parenthetical) (Detail) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Non Operating Income Expense [Line Items]
Impairment charge	BRL 524,870	BRL 18,293	BRL 429,024
Other Operating Income (Expense)
Other Non Operating Income Expense [Line Items]
Reversal of a civil contingency amount	325,709
Civil contingency costs relating to downsizings	47,756
Gain on sale		BRL 2,400,000
Provisions for losses in corporate lawsuits			355,000
Tax provision			BRL 476,000
BRAZIL
Other Non Operating Income Expense [Line Items]
Impairment charge	501,465
Other, primarily Africa
Other Non Operating Income Expense [Line Items]
Impairment charge	BRL 89,176